Note 5 - Inventories	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
5—INVENTORIES

Inventories consist of the following:

	December 31,
	2018	2017
Components, spare parts	3,496	3,909
Work-in-progress	576	729
Finished goods – own manufactured products	2,672	1,167
Finished goods – distribution products	1,442	1,656
Total gross inventories	8,186	7,461
Less: allowance for slow-moving inventory and net realizable value	(974)	(722)
Total	7,212	6,739

The provision for slow moving inventory relates to components and spare parts. The allowance for slow moving inventory (excluding exchange rate impact), the changes in which are classified within cost of sales, amounted to a cost of
€227
thousand for the year ended
December 31, 2018,
an income of
€41
thousand for the year ended
December 31, 2017,
and a cost of
€55
thousand for the year ended
December 31, 2016,
respectively.